Basis of Presentation and Significant Accounting Policies - Net Loss Per Share of Common Stock (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded since their inclusion would be anti-dilutive			9,483,334		9,483,334
Class A common stock
Numerator:
Allocation of net income - basic	$ (345,627)	$ (1,933,328)	$ (693,980)	$ (4,378,377)
Allocation of net income - diluted	$ (345,627)	$ (1,933,328)	$ (693,980)	$ (4,340,374)
Denominator:
Basic	23,000,000	23,000,000	23,000,000	16,956,204
Diluted	23,000,000	23,000,000	23,000,000	16,956,204
Basic net income (loss) per share of common stock	$ (0.02)	$ (0.08)	$ (0.03)	$ (0.26)
Diluted net income (loss) per share of common stock	$ (0.02)	$ (0.08)	$ (0.03)	$ (0.26)
Class B common stock
Numerator:
Allocation of net income - basic	$ (86,407)	$ (483,332)	$ (173,495)	$ (1,433,857)
Allocation of net income - diluted	$ (86,407)	$ (483,332)	$ (173,495)	$ (1,471,860)
Denominator:
Basic	5,750,000	5,750,000	5,750,000	5,552,920
Diluted	5,750,000	5,750,000	5,750,000	5,750,000
Basic net income (loss) per share of common stock	$ (0.02)	$ (0.08)	$ (0.03)	$ (0.26)
Diluted net income (loss) per share of common stock	$ (0.02)	$ (0.08)	$ (0.03)	$ (0.26)